Earnings Per Share - Summary of Reconciliation of Weighted Average Common Shares (Detail)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per share:
Weighted average common shares									7,306,078	7,483,606	7,486,445
Adjustment for stock dividend									0	0	0
Weighted average common shares	7,165,957	7,265,597	7,376,726	7,416,716	7,430,970	7,483,582	7,488,906	7,488,445	7,306,078	7,483,606	7,486,445
Dilutive effect of stock options									0	0	0
Adjustment for stock dividend									0	0	0
Weighted average common and incremental shares	7,165,957	7,265,597	7,376,726	7,416,716	7,430,970	7,483,582	7,488,906	7,488,445	7,306,078	7,483,606	7,486,445